Risk management - Schedule of exposure to risk, Spain real estate business, segment information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	€ 1,867,515	€ 1,837,081	€ 1,797,062
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(300,026)	(283,497)	(243,203)
Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	520	€ 349	€ 286
Spain
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	1,867,515
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,086
Spain | Customers excluding the public sector
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 240,609